Provisions for liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of other provisions [abstract]
Summary of Provisions Excluding Post-Retirement Benefits

	Restructuring of existing businesses £m	Employee- related benefits £m	Fox River £m	DOJ and OFAC investigations £m	Other provisions £m	Total £m
1 January 2023	297	44	54	450	676	1,521
Differences on exchange	(32)	(4)	—	—	(46)	(82)
Provided in respect of the year (*)	(21)	13	—	(450)	240	(218)
Utilised during the year	(105)	(11)	(10)	—	(96)	(222)
31 December 2023	139	42	44	—	774	999
Analysed on the balance sheet as
– current	96	13	3	—	356	468
– non-current	43	29	41	—	418	531
	139	42	44	—	774	999

	Restructuring of existing businesses £m	Employee- related benefits £m	Fox River £m	DOJ and OFAC investigations £m	Other provisions £m	Total £m
1 January 2022	179	41	62	—	571	853
Differences on exchange	9	2	—	—	15	26
Provided in respect of the year (*)	198	10	—	450	187	845
Transferred to liabilities associated with assets held for sale	(20)	—	—	—	(6)	(26)
Utilised during the year	(69)	(9)	(8)	—	(91)	(177)
31 December 2022	297	44	54	450	676	1,521
Analysed on the balance sheet as
– current	240	14	10	450	373	1,087
– non-current	57	30	44	—	303	434
	297	44	54	450	676	1,521
Note:
*Amounts provided above are shown net of reversals of unused provisions which include reversals of £42 million (2022: £35 million) for restructuring of existing businesses,
£14 million (2022: £10 million) for employee benefits and £128 million (2022: £225 million) for other provisions. For DOJ and OFAC investigations, £450 million that were provided in 2022 were reclassified to trade and other payables in 2023.